Note 2 - Securities (Detail) - The Amortized Cost and Estimated Fair Value of Investment Securities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Due in one year or less	$ 0
Due in one year or less	0
Due in one year or less	0
Due in one year or less	0
Due in one to five years	4,529
Due in one to five years	4,684
Due in one to five years	1,009
Due in one to five years	1,012
Due in five to ten years	0
Due in five to ten years	0
Due in five to ten years	10,959
Due in five to ten years	11,579
Due after ten years	8,006
Due after ten years	8,344
Due after ten years	0
Due after ten years	0
Agency mortgage-backed securities, residential	91,521
Agency mortgage-backed securities, residential	93,953
Agency mortgage-backed securities, residential	17
Agency mortgage-backed securities, residential	17
Total debt securities	92,530
Total debt securities	94,965
Total debt securities	23,511
Total debt securities	$ 24,624